Significant Accounting Policies Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Class A Ordinary Shares

	12/31/2022	12/31/2021

Gross proceeds	$146,625,000	$143,750,000

Less:
Proceeds allocated to Public Warrants at issuance	-	(3,566,173)
Redeemable common stock issuance costs	-	(8,106,798)
NRA issuance cost	(1,011,984)	-
Redemption	(133,917,056)	-

Add
Accretion of Carrying value to redemption value	2,223,874	14,547,971
Common stock subject to redemption	$13,919,834	$146,625,000

Schedule of Net Income (loss) Per Common Share

	Year Ended December 31, 2022		May 20, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$631,285	$216,337	$(127,116)	$(42,372)

Denominator
Weighted-average shares outstanding	13,982,407	4,791,667	14,375,000	4,330,522
Basic and diluted net income (loss) per share	$0.05	$0.05	$(0.01)	$(0.01)